Condensed Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares [Member]	Accumulated Other Comprehensive Income [Member]	Additional Paid in Capital [Member]	Warrants [Member]	Accumulated Deficit [Member]	Total
Balance, beginning at Dec. 31, 2018	$ 73	$ 41	$ 233,721	$ 7,904	$ (188,646)	$ 53,093
Balance, shares beginning at Dec. 31, 2018	35,881,128
Statement Line Items [Line Items]
Comprehensive loss					(13,728)	(13,728)
Share based payments to employees and non-employees services			1,790			1,790
Balance, ending at Sep. 30, 2019	$ 73	41	235,511	7,904	(202,374)	41,155
Balance, shares ending at Sep. 30, 2019	35,881,128
Balance, beginning at Dec. 31, 2019	$ 73	(8)	235,974	7,904	(208,103)	$ 35,840
Balance, shares beginning at Dec. 31, 2019	35,882,928					35,882,928
Statement Line Items [Line Items]
Comprehensive loss					(16,968)	$ (16,968)
Share based payments to employees and non-employees services			1,328			1,328
Issuance of ordinary shares and warrants, net of issuance costs	$ 35		12,624	4,313		16,972
Issuance of ordinary shares and warrants, shares, net of issuance costs	12,014,008
Expired warrants			1,816	(1,816)
Balance, ending at Sep. 30, 2020	$ 108	$ (8)	$ 251,742	$ 10,401	$ (225,071)	$ 37,172
Balance, shares ending at Sep. 30, 2020	47,896,936					47,896,936